As filed via EDGAR with the Securities and Exchange Commission on September 16, 1998
                                                               File No. 811-8358
                                                       Registration No. 33-75250
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

                         Pre-Effective Amendment No.                        |_|



                       Post-Effective Amendment No. 13                      |X|

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                       Post-Effective Amendment No. 13                      |X|
                       ------------------------------
                                MUTUAL FUND TRUST
               (Exact Name of Registrant as Specified in Charter)

                              101 Park Avenue,
                            New York, New York 10178
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600

                               Copies to:
George Martinez, Esq.          Peter Eldridge, Esq          Gary S. Schpero, Esq.
Mutual Fund Trust              Chemical Bank                Simpson Thacher & Bartlett
125 West 55th Street           270 Park Avenue              425 Lexington Avenue
New York, New York  10019      New York, New York 10017     New York, New York 10017
--------------------------------------------------------------------------------------

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
     |_| immediately upon filing pursuant to   |X| on (October 1, 1998) pursuant
         paragraph (b)                              to paragraph (b)
     |_| 60 days after filing pursuant to      |_| on (          ) pursuant to
         paragraph (a)(1)                          paragraph (a)(1)
     |_| 75 days after filing pursuant to      |_| on (           ) pursuant to
         paragraph (a)(2)                          paragraph (a)(2) rule 485.
If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                               ------------------
The Registrant has registered an indefinite number or amount of its shares of common stock for each of its three series of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and the Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, 1997 was filed on November 25, 1997.

                                EXPLANATORY NOTE

The Prospectuses and Statement of Additional Information for Premier Class Shares of the 100% U.S. Treasury Securities Money Market Fund, Treasury Plus Money Market Fund, Federal Money Market Fund, U.S. Government Money Market, Cash Management Fund, Prime Money Market Fund and Tax Free Money Market Fund, Institutional Class shares of the 100% U.S. Treasury Securities Money Market Fund, Treasury Plus Money Market Fund, Federal Money Market Fund, U.S. Government Money Market Fund, Cash Management Fund, Prime Money Market Fund and Tax Free Money Market Fund, Class B and Class C shares of the Prime Money Market Fund, Class A and Class B shares of the Tax Free Income Fund and the New York Tax Free Income Fund and Class A shares of the California Intermediate Tax Free Income Fund are incorporated by reference to the Registrant's filing of definitive copies under Rule 497(c) of the Securities Act of 1933, as amended on March 13, 1998.

                                MUTUAL FUND TRUST
                       Registration Statement on Form N-1A

                              CROSS-REFERENCE SHEET
            Pursuant to Rule 495(a) under the Securities Act of 1933


                                VISTA(SM) SHARES
                            VISTA(SM) PREMIER SHARES
                         VISTA(SM) INSTITUTIONAL SHARES
                    VISTA(SM) NEW YORK TAX FREE INCOME FUND
             VISTA(SM) CALIFORNIA INTERMEDIATE TAX FREE INCOME FUND
                         VISTA(SM) TAX FREE INCOME FUND
                VISTA(SM) PRIME MONEY MARKET FUND CLASS B SHARES


           Item Number                                                                            Statement of
           Form N-1A,                                                                              Additional
             Part A                 Prospectus Caption                                         Information Caption
           -----------              ------------------                                         -------------------

                  Captions in parenthesis indicate Income Fund
                                    Prospectus captions which do not exist in the Money Market Fund Prospectuses.

                1                   Front Cover Page                                                    *

              2(a)                  Expense Summary                                                     *

               (b)                  Not Applicable                                                      *

              3(a)                  Financial Highlights                                                *

               (b)                  Not Applicable                                                      *

               (c)                  Performance Information                                             *

              4(a)(b)               Fund Objectives and Investment Approach;                            *
                                    (Fund Objective; Investment Policies)
                                    Other Information Concerning the Fund(s)

               (c)                  Fund Objectives and Investment Approach;                            *
                                    Common Investment Policies (Money Market
                                    Funds Only); (Fund Objectives; Investment
                                    Policies)

               5(a)                 Management                                                          *

               (b)                  Management                                                          *

               (c)                  Management                                                          *

               (d)                  Other Information Concerning the Fund(s)                            *

               (e)                  Back Covers                                                         *

               (f)                  Financial Highlights; Other Information                             *
                                    Concerning the Fund(s)

            5A.(a-b)                Not Applicable                                                      *

              6(a)                  Other Information Concerning the Fund(s)                            *

               (b)                  Not Applicable                                                      *

               (c)                  Not Applicable                                                      *

           Item Number                                                                            Statement of
           Form N-1A,                                                                              Additional
             Part A                 Prospectus Caption                                         Information Caption
           -----------              ------------------                                         -------------------

               (d)                  Not Applicable                                                      *

               (e)                  How to Buy, Sell and Exchange Shares; (About
                                    Your Investment); Other Information Concerning
                                    the Fund(s)                                                         *

               (f)                  How Dividends and Distributions are Made;                           *
                                    Tax Information; (How Distributions are Made;
                                    Tax Information)

               (g)                  How Dividends and Distributions are Made;                       Tax Matters
                                    Tax Information; (How Distributions are Made;
                                    Tax Information)

               (h)                  How to Buy, Sell and Exchange Shares; (About Your
                                    Investment); Other Information Concerning the Fund(s)               *

              7(a)                  How to Buy, Sell and Exchange Shares; Other                         *
                                    Information Concerning the Fund(s)

               (b)                  How the Fund(s) Value Their (its) Shares;                           *
                                    How to Buy, Sell and Exchange Shares;
                                    Other Information Concerning the Fund(s)

               (c)                  How to Buy, Sell and Exchange Shares                                *

               (d)                  How to Buy, Sell and Exchange Shares                                *

               (e)                  Management; Other Information Concerning                            *
                                    the Fund(s)

               (f)                  Other Information Concerning the Fund(s)                   Management of the
                                                                                                Trust and Funds

              8(a)                  How to Buy, Sell and Exchange Shares                                *

               (b)                  How to Buy, Sell and Exchange Shares                                *

               (c)                  How to Buy, Sell and Exchange Shares                                *

               (d)                  How to Buy, Sell and Exchange Shares                                *

              9                     Not Applicable                                                      *

Item Number
Form N-1A,                                                           Statement of Additional
  Part B            Prospectus Caption                                 Information Caption
-----------         ------------------                               -----------------------

10                       *                                           Front Cover Page

11                       *                                           Front Cover Page

12                       *                                           Not Applicable

13                  Fund Objectives and Investment Approach          Investment Policies and
                    (Fund Objectives; Investment Policies)           Restrictions

14                       *                                           Management of the Trust and Funds

15(a)                    *                                           Not Applicable

  (b)                    *                                           Principal Holders

  (c)                    *                                           Principal Holders

16(a)               Management                                       Management of the Trust and Funds

Item Number
Form N-1A,                                                           Statement of Additional
  Part B            Prospectus Caption                                 Information Caption
-----------         ------------------                               -----------------------

  (b)               Management                                       Management of the Trust and Funds

  (c)               Other Information Concerning                     Management of the Trust and Funds
                    the Fund(s)

  (d)               Management                                       Management of the Trust and Funds

  (e)                    *                                           Not Applicable

  (f)               How to Buy, Sell and Exchange Shares;            Management of the Trust and Funds
                    Other Information Concerning the Fund(s)

  (g)                    *                                           Not Applicable

  (h)                    *                                           Management of the Trust and Funds;
                                                                     Independent Accountants


  (i)                    *                                           Not Applicable

17                  Fund Objectives and Investment Approach;         Investment Policies and
                    (Fund Objective; Investment Policies)            Restrictions

18                  Other Information Concerning the Fund(s)         General Information

19(a)               How to Buy, Sell and Exchange Shares                        *

  (b)               How the Fund(s) Value Their (its) Shares         Determination of Net Asset
                                                                     Value



Item Number
Form N-1A,                                                           Statement of Additional
  Part B            Prospectus Caption                                 Information Caption
-----------         ------------------                               -----------------------

  (c)                    *                                           Purchases, Redemptions
                                                                     and Exchanges

20                  How Dividends and Distributions Are Made;        Tax Matters
                    Tax Information; (How Distributions are
                    Made; Tax Information)

21(a)                    *                                           Management of the Trust and Funds

  (b)                    *                                           Management of the Trust and Funds

  (c)                    *                                           Not Applicable

22                       *                                           Performance Information

23                       *                                           Not Applicable

Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                                           --------------------
                                                           Filed pursuant to
                                                           Rule 485B
                                                           File No. 33-75250
                                                           --------------------
                                VISTA(SM) SHARES
                                   PROSPECTUS
                          100% U.S. TREASURY SECURITIES
                                MONEY MARKET FUND
                         TREASURY PLUS MONEY MARKET FUND
                            FEDERAL MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND
                              CASH MANAGEMENT FUND

                             PRIME MONEY MARKET FUND
                           TAX FREE MONEY MARKET FUND
                       NEW YORK TAX FREE MONEY MARKET FUND
                      CALIFORNIA TAX FREE MONEY MARKET FUND


                       -----------------------------------
                       INVESTMENT STRATEGY: CURRENT INCOME
                       -----------------------------------

December 29, 1997, As revised October 1, 1998

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in their December 29, 1997, as revised April 10, 1998 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Chase Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
--------------------------------------------------------------------------------
 Investments in the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other
--------------------------------------------------------------------------------
 government agency. Investments in mutual funds involve risk, including the possible loss of the principal amount invested.


THE TAX FREE, NEW YORK TAX FREE AND CALIFORNIA TAX FREE MONEY MARKET FUNDS MAY EACH INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF A SINGLE ISSUER; ACCORDINGLY, AN INVESTMENT IN THESE FUNDS MAY BE RISKIER THAN INVESTMENTS IN OTHER TYPES OF MONEY MARKET FUNDS.

                            TABLE OF CONTENTS




Expense Summary  ............................................................   4
 The expenses you pay on your Fund investment, including examples

Financial Highlights  .......................................................   6
 The Funds' financial history

Fund Objectives and Investment Approach
 100% U.S. Treasury Securities Money Market Fund ............................  20
 Treasury Plus Money Market Fund ............................................  20
 Federal Money Market Fund ..................................................  20
 U.S. Government Money Market Fund ..........................................  21
 Cash Management Fund .......................................................  21
 Prime Money Market Fund ....................................................  21
 Tax Free Money Market Fund .................................................  22
 New York Tax Free Money Market Fund ........................................  22
 California Tax Free Money Market Fund ......................................  23

Common Investment Policies  .................................................  23

Management  .................................................................  31
 Chase Manhattan Bank, the Funds' adviser; Chase Asset Management and Texas
  Commerce Bank, the Funds' sub-advisers

How to Buy, Sell and Exchange Shares  .......................................  32

How the Funds Value Their Shares  ...........................................  35

How Dividends and Distributions Are Made; Tax Information  ..................  36

How the Funds distribute their earnings, and tax treatment related to those earnings

Other Information Concerning the Funds  .....................................  37
 Distribution plans, shareholder servicing agents, administration, custodian, expenses and organization

Performance Information  ....................................................  41
 How performance is determined, stated and/or advertised


                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in a Fund and is, except as described below, based on expenses incurred in the most recent fiscal year by each Fund. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

The table is provided to help you understand the expenses of investing in the Funds and your share of the operating expenses that a Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table below, may be incurred directly by customers of financial institutions in connection with an investment in a Fund. The Funds understand that Shareholder Servicing Agents may credit the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from a Fund with respect to those accounts. See "Other Information Concerning the Funds."
-------------------------------------------------------------------------------


                                                                            100% U.S.
                                                                            Treasury          Treasury
                                                                           Securities        Plus Money
                                                                              Money            Market
                                                                           Market Fund          Fund
                                                                         ---------------       ------
                                                                              Vista            Vista
                                                                             Shares            Shares
                                                                             ------            ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Investment Advisory Fee (after estimated waiver of fee, where
 indicated) ................................................................ 0.10%             0.10%
12b-1 Fee ** (after estimated waiver of fee, where indicated) .............. 0.08%*#           0.10%
Shareholder Servicing Fee (after estimated waiver of fee, where
 indicated) ................................................................ 0.30%*#           0.28%*#
Other Expenses (after estimated waiver of fee, where indicated) ............ 0.11%*#           0.11%*#
Total Fund Operating Expenses (after waivers of fees, where indicated) ..... 0.59%*            0.59%*
EXAMPLES
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:
1 year ..................................................................... $  6             $   6
3 years ....................................................................   19                19
5 years ....................................................................   33                33
10 years ...................................................................   74                74



                                                                                             U.S.
                                                                              Federal     Government                     Prime
                                                                               Money         Money          Cash         Money
                                                                               Market       Market       Management      Market
                                                                                Fund         Fund           Fund          Fund
                                                                               ------       ------         ------        ------
                                                                               Vista         Vista          Vista        Vista
                                                                               Shares       Shares         Shares        Shares
                                                                               ------       ------         ------        ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Investment Advisory Fee (after estimated waiver of fee, where
 indicated) ................................................................     0.10%        0.10%         0.10%          0.10%
12b-1 Fee ** (after estimated waiver of fee, where indicated) ..............     0.10%        0.10%          n/a            n/a
Shareholder Servicing Fee (after estimated waiver of fee, where
 indicated) ................................................................     0.20%*       0.23%*        0.33%*         0.33%*
Other Expenses (after estimated waiver of fee, where indicated) ............     0.30%        0.16%         0.16%          0.16%
Total Fund Operating Expenses (after waivers of fees, where indicated) .....     0.70%*       0.59%*        0.59%*         0.59%*
EXAMPLES
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:
1 year .....................................................................    $    7        $  6          $  6           $  6
3 years ....................................................................        22          19            19             19
5 years ....................................................................        39          33            33             33
10 years ...................................................................        87          74            74             74



                                                                                        New York     California
                                                                            Tax Free    Tax Free      Tax Free
                                                                              Money      Money          Money
                                                                             Market      Market        Market
                                                                              Fund        Fund          Fund
                                                                             ------      ------        ------
                                                                              Vista       Vista         Vista
                                                                             Shares       Shares       Shares
                                                                             ------       ------       ------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net assets)
Investment Advisory Fee (after estimated waiver of fee, where
 indicated) ................................................................  0.10%        0.10%         0.00%*#
12b-1 Fee ** (after estimated waiver of fee, where indicated) ..............  0.10%        0.10%         0.05%*#
Shareholder Servicing Fee (after estimated waiver of fee, where
 indicated) ................................................................  0.22%*       0.26%*        0.10%*
Other Expenses (after estimated waiver of fee, where indicated) ............  0.17%        0.13%*#       0.40%#
Total Fund Operating Expenses (after waivers of fees, where indicated) .....  0.59%*       0.59%*        0.55%*
EXAMPLES
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:
1 year .....................................................................  $  6        $  6            $  6
3 years ....................................................................    19          19              18
5 years ....................................................................    33          33              31
10 years ...................................................................    74          74              69



  *Reflects current waiver arrangements to maintain Total Fund Operating
   Expenses at the levels indicated in the table above. Absent such waivers, the Investment Advisory Fee, 12b-1 Fee and Shareholder Servicing Fee would be 0.10%, 0.10% and 0.35%, respectively, for each such Fund. Other Expenses would be 0.16%, 0.16% and 0.18% for 100% U.S. Treasury Securities Money Market Fund, Treasury Plus Money Market Fund and New York Tax Free Money Market Fund, respectively, and Total Fund Operating Expenses for 100% U.S. Treasury Securities Money Market Fund, Treasury Plus Money Market Fund, Federal Money Market Fund, U.S. Government Money Market Fund, Cash Management Fund, Prime Money Market Fund, Tax Free Money Market Fund, New York Tax Free Money Market Fund and California Tax Free Money Market Fund would be 0.71%, 0.71%, 0.85%, 0.71%, 0.61%, 0.61%, 0.72%, 0.73 and 0.95%, respectively. Chase has agreed to waive fees payable to it and/or reimburse expenses for a two year period commencing on May 6, 1996 to the extent necessary to prevent Total Fund Operating Expenses for Vista Shares of the Treasury Plus Money Market Fund, U.S. Government Money Market Fund, Cash Management Fund, Tax Free Money Market Fund and New York Tax Free Money Market Fund from exceeding 0.73%, 0.76%, 0.72%, 0.74% and 0.71%, respectively, of average net assets during such period.



 **Long-term shareholders in mutual funds with 12b-1 fees, such as holders of Vista Shares of all Funds except Cash Management Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
  #Restated from most recent fiscal year to reflect current waiver arrangements.
                               4   &   5

                             FINANCIAL HIGHLIGHTS


On May 3, 1996, the Hanover 100% U.S Treasury Securities Money Market Fund ("Hanover 100% Treasury Fund") merged into 100% U.S. Treasury Securities Money Market Fund, which was created to be the successor to the Hanover 100% Treasury Fund. The table set forth below provides selected per share data and ratios for one Hanover 100% Treasury Fund share outstanding through May 3, 1996 and one Vista Share of the 100% U.S. Treasury Securities Money Market Fund outstanding for periods thereafter. This information is supplemented by financial statements and accompanying notes appearing in the Hanover 100% Treasury Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1995, the Fund's Annual Report to Shareholders for the period ended August 31, 1997 and the Fund's unaudited Semiannual Report to Shareholders for the period ended February 28, 1998, which are incorporated by reference into the SAI. Shareholders may obtain a copy of these reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, for the year ended August 31, 1997 and the period ended August 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Fund's Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.


                         100% U.S. TREASURY SECURITIES
                               MONEY MARKET FUND
--------------------------------------------------------------------------------


                                                    9/1/97
                                                    through         Year          12/01/95
                                                    2/28/98         Ended         through
                                                  (unaudited)      8/31/97        8/31/96**
                                                   ----------      --------      ---------
PER SHARE OPERATING
 PERFORMANCE
Net Asset Value, Beginning of Period .........  $       1.00     $    1.00       $   1.00
                                                -------------    ----------      ---------
 Income from Investment Operations:
  Net Investment Income ......................          0.024         0.048          0.035
                                                -------------    ----------      ---------
 Less Distributions:
  Dividends from Net Investment
 Income ......................................          0.024         0.048          0.035
                                                -------------    ----------      ---------
Net Asset Value, End of Period ...............  $       1.00     $    1.00       $   1.00
                                                =============    ==========      =========
TOTAL RETURN                                             2.44%         4.87%          3.50%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)        $   2,570,607    $2,376,214      $1,671,603
 Ratio of Expenses to Average Net
  Assets# ....................................           0.59%         0.59%          0.60%
 Ratio of Net Investment Income to
  Average Net Assets# ........................           4.84%         4.74%          4.58%
 Ratio of Expenses without waivers and
  assumption of expenses to
  Average Net Assets# ........................           0.71%         0.71%          0.68%
 Ratio of Net Investment Income
  without waivers and assumption of
  expenses to Average Net Assets # ...........           4.72%         4.62%          4.50%



                                                                       Year Ended
                                               --------------------------------------------------------
                                                                                                             7/1/91*
                                                                                                           through
                                                11/30/95        11/30/94       11/30/93      11/30/92      11/30/91
                                               ---------        --------       --------      --------      --------
PER SHARE OPERATING
 PERFORMANCE
Net Asset Value, Beginning of Period ......... $   1.000       $   1.000      $   1.000     $   1.000      $  1.000
                                               ---------       ---------      ---------     ---------      --------
 Income from Investment Operations:
  Net Investment Income ......................     0.050           0.033          0.026         0.033         0.021
                                               ---------       ---------      ---------     ---------      --------
 Less Distributions:
  Dividends from Net Investment
 Income ......................................     0.050           0.033          0.026         0.033         0.021
                                               ---------       ---------      ---------     ---------      --------
Net Asset Value, End of Period ............... $   1.000       $   1.000      $   1.000     $   1.000      $  1.000
                                               =========       =========      =========     =========      ========
TOTAL RETURN                                       5.15%            3.32%          2.62%         3.33%         2.58%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)     $1,337,549       $1,024,125      $ 873,631     $ 383,688      $141,875
 Ratio of Expenses to Average Net
  Assets# ....................................     0.58%            0.59%          0.58%         0.55%         0.45%
 Ratio of Net Investment Income to
  Average Net Assets# ........................     4.99%            3.26%          2.58%         3.28%         5.02%
 Ratio of Expenses without waivers and
  assumption of expenses to
  Average Net Assets# ........................     0.61%            0.62%          0.61%         0.67%         0.74%
 Ratio of Net Investment Income
  without waivers and assumption of
  expenses to Average Net Assets # ...........     4.96%            3.23%          2.55%         3.16%         4.73%




   *Fund commenced operations on July 1, 1991.
  **In 1996, the Fund changed its fiscal year end from November 30 to
    August 31.
   #Short periods have been annualized.

                        6        &        7

                             FINANCIAL HIGHLIGHTS


The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout the period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's unaudited Semiannual Report to Shareholders for the period ended February 28, 1998 and the Fund's Annual Report to Shareholders for the period ended August 31, 1997, which are incorporated by reference into the SAI. Shareholders may obtain a copy of these reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below for periods ended prior to February 28, 1998 , have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                        TREASURY PLUS MONEY MARKET FUND


                                                             9/1/97
                                                             through             Year           5/6/96*
                                                             2/28/98            Ended           through
                                                           (unaudited)         8/31/97          8/31/96
                                                           ----------         --------        ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ................    $      1.00        $    1.00        $    1.00
                                                         ------------       ----------       ----------
 Income from Investment Operations:
  Net Investment Income .............................           0.025            0.048            0.015
                                                         ------------       ----------       ----------
  Less Dividends from Net Investment Income .........           0.025            0.048            0.015
                                                         ------------       ----------       ----------
Net Asset Value, End of Period ......................    $      1.00        $    1.00        $    1.00
                                                         ============       ==========       ==========
TOTAL RETURN                                                     2.49%            4.89%            1.50%
                                                         ============       ==========       ==========
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ............    $  1,761,667       $1,605,845       $1,382,184
 Ratio of Expenses to Average Net Assets# ...........            0.59%            0.59%            0.59%
 Ratio of Net Investment Income to Average Net
   Assets# ..........................................            4.96%            4.79%            4.63%
 Ratio of Expenses without waivers and
   assumption of expenses to Average Net Assets#                 0.71%            0.70%            0.73%
 Ratio of Net Investment Income without waivers
   and assumption of expenses to Average Net
   Assets# ..........................................            4.84%            4.68%            4.49%


*Commencement of offering shares.
#Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS


The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's unaudited Semiannual Report to Shareholders for the period ended February 28, 1998 and the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which are incorporated by reference into the SAI. Shareholders may obtain a copy of these reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below for periods ended prior to February 28, 1998, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.



                           FEDERAL MONEY MARKET FUND



                                                      9/1/97
                                                      through         Year           Year           Year           5/9/94*
                                                      2/28/98         ended          ended          ended         through
                                                    (unaudited)       8/31/97        8/31/96        8/31/95       8/31/94
                                                    ----------        -------        -------        -------       -------
PER SHARE OPERATING
  PERFORMANCE
Net Asset Value, Beginning of Period .........        $  1.00        $  1.00        $  1.00        $  1.00       $  1.00
                                                      -------        -------        -------        -------       -------
 Income from Investment Operations:
  Net Investment Income ......................           0.024          0.048          0.048          0.051         0.013
                                                         -----       --------       --------       --------      --------
  Total from Investment Operations                       0.024          0.048          0.048          0.051         0.013
 Less Distributions:
  Dividends from Net Investment
   Income ....................................           0.024          0.048          0.048          0.051         0.013
                                                       -------       --------       --------       --------      --------
Net Asset Value, End of Period ...............          $ 1.00        $  1.00        $  1.00        $  1.00       $  1.00
                                                       =======       ========       ========       ========      ========
TOTAL RETURN                                              2.46%          4.91%          4.83%          5.20%         1.26%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omit-
   ted) ......................................        $286,554       $301,031       $352,934       $203,399      $ 19,955
 Ratio of Expenses to Average Net
   Assets# ...................................            0.70%          0.70%          0.70%          0.69%         0.40%
 Ratio of Net Investment Income to
   Average Net Assets# .......................            4.91%          4.79%          4.79%          5.16%         4.36%
 Ratio of Expenses without waivers
   and assumption of expenses to
   Average Net Assets# .......................            0.84%          0.82%          0.93%          0.93%         1.02%
 Ratio of Net Investment Income
   without waivers and assumptions
   of expenses to Average Net
   Assets# ...................................            4.77%          4.67%          4.56%          4.92%         3.74%


  *Commencement of offering shares.
  #Short periods have been annualized.

                             FINANCIAL HIGHLIGHTS


The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's unaudited Semiannual Report to Shareholders for the period ended February 28, 1998 and the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which are incorporated by reference into the SAI. Shareholders may obtain a copy of these reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below for periods ended prior to February 28, 1998, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.



                       U.S. GOVERNMENT MONEY MARKET FUND


                                          9/1/97
                                          through          Year           Year          Year        11/1/93      1/1/93*
                                          2/28/98         ended          ended          ended       through      through
                                        (unaudited)       8/31/97        8/31/96      8/31/95       8/31/94**   10/31/93
                                        ----------       --------       --------      -------      --------     --------
PER SHARE OPERATING
  PERFORMANCE
Net Asset Value, Beginning of
  Period ...........................    $     1.00      $    1.00      $    1.00      $  1.00      $   1.00     $   1.00
                                        ----------     ----------     ----------     --------     ---------    ---------
 Income from Investment
   Operations:
  Net Investment Income ............         0.025          0.049          0.049        0.049         0.025        0.019
                                        ----------     ----------     ----------     --------     ---------    ---------
 Less Distributions:
  Dividends from Net
  Investment Income ................         0.025          0.049          0.049        0.049         0.025        0.019
                                        ----------     ----------     ----------     --------     ---------    ---------
Net Asset Value, End of Period .....    $     1.00      $    1.00      $    1.00      $  1.00      $   1.00     $   1.00
                                        ----------     ----------     ----------     --------     ---------    ---------
TOTAL RETURN                                  2.52%          5.04%          4.97%        5.05%         2.48%        2.02%
Ratios/Supplemental Data
 Net Assets, End of Period
   (000 omitted) ...................    $2,631,939     $2,139,368     $2,057,023     $341,336     $ 335,365    $ 323,498
 Ratio of Expenses to Average
   Net Assets# .....................          0.59%          0.59%          0.65%        0.80%         0.80%        0.82%
 Ratio of Net Investment
   Income to Average Net
   Assets# .........................          5.04%          4.93%          4.83%        4.93%         2.94%        2.39%
 Ratio of Expenses without
   waivers and assumption of
   expenses to Average Net
   Assets# .........................          0.71%          0.72%          0.73%        0.80%         0.80%        0.82%
 Ratio of Net Investment
   Income without waivers
   and assumption of
   expenses to Average Net
   Assets# .........................          4.92%          4.80%          4.75%        4.93%         2.94%        2.39%



  *Commencement of offering shares.

 **In 1994 the U.S. Government Money Market Fund changed its fiscal year-end from October 31 to August 31.
  #Short periods have been annualized.

                     (This Page Intentionally Left Blank)

                             FINANCIAL HIGHLIGHTS

On May 3, 1996, the Hanover Cash Management Fund merged into Cash Management Fund. The table set forth below provides selected per share data and ratios for one Hanover Cash Management Fund share (the accounting survivor of the merger) outstanding through May 3, 1996 and one Vista Share of the Cash Management Fund outstanding for periods thereafter. This information is supplemented by financial statements and accompanying notes appearing in the Hanover Cash Management Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1995, the Fund's Annual Report to Shareholders for the period ended August 31, 1997 and the Fund's unaudited Semiannual Report to Shareholders for the period ended February 28, 1998, which are incorporated by reference into the SAI. Shareholders may obtain a copy of these reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, for the year ended August 31, 1997 and the period ended August 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Fund's Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.


                              CASH MANAGEMENT FUND
--------------------------------------------------------------------------------



                                                                  9/1/97
                                                                  through          Year          12/1/95
                                                                  2/28/98         Ended          through
                                                                (unaudited)      8/31/97         8/31/96**
                                                                ----------      --------       ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .......................     $     1.00     $   1.000       $   1.000
                                                                 ----------     ---------       ---------
 Income from Investment Operations:
  Net Investment Income ....................................          0.026         0.050           0.037
                                                                 ----------     ---------       ---------
 Less Distributions:
  Dividends from Net Investment Income .....................          0.026         0.050           0.037
                                                                 ----------     ---------       ---------
Net Asset Value, End of Period .............................     $    1.00      $   1.000       $   1.000
                                                                 ==========     =========       =========
TOTAL RETURN                                                           2.58%        5.09%            3.69%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ...................     $2,967,197    $2,576,142      $1,621,212
 Ratio of Expenses to Average Net Assets# ..................           0.59%         0.59%           0.60%
 Ratio of Net Investment Income to Average Net Assets# .....           5.25%         4.99%           4.91%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ..........................           0.61%         0.62%           0.63%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets # ...........           5.12%         4.96%           4.88%



                                                                                    Year Ended
                                                             ------------------------------------------------------
                                                                 11/30/95      11/30/94      11/30/93      11/30/92
                                                             ------------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .......................  $     1.000      $  1.000      $  1.000      $  1.000
                                                              -----------      --------      --------      --------
 Income from Investment Operations:
  Net Investment Income ....................................        0.054         0.036         0.027         0.035
                                                              -----------      --------      --------      --------
 Less Distributions:
  Dividends from Net Investment Income .....................        0.054         0.036         0.027         0.035
                                                              -----------      --------      --------      --------
Net Asset Value, End of Period .............................  $     1.000      $  1.000      $  1.000      $  1.000
                                                              ===========      ========      ========      ========
TOTAL RETURN                                                        5.49%          3.62%         2.74%         3.51%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ...................  $1,634,493       $990,045      $861,025      $560,173
 Ratio of Expenses to Average Net Assets# ..................        0.58%          0.58%         0.61%         0.67%
 Ratio of Net Investment Income to Average Net Assets# .....        5.35%          3.62%         2.70%         3.41%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ..........................        0.62%          0.62%         0.64%         0.72%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets # ...........        5.31%          3.58%         2.67%         3.36%




                                                                                           1/17/89*
                                                                                           through
                                                               11/30/91      11/30/90      11/30/89
                                                               --------      --------      --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .......................   $  1.000      $  1.000      $  1.000
                                                               --------      --------      --------
 Income from Investment Operations:
  Net Investment Income ....................................      0.059         0.077         0.076
                                                               --------      --------      --------
 Less Distributions:
  Dividends from Net Investment Income .....................      0.059         0.077         0.076
                                                               --------      --------      --------
Net Asset Value, End of Period .............................   $  1.000      $  1.000      $  1.000
                                                               ========      ========      ========
TOTAL RETURN                                                       6.01%         7.94%         7.83%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) ...................   $343,166      $196,103      $134,503
 Ratio of Expenses to Average Net Assets# ..................       0.67%         0.67%         0.67%
 Ratio of Net Investment Income to Average Net Assets# .....       5.84%         7.65%         8.62%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ..........................       0.73%         0.73%         0.74%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets # ...........       5.78%         7.59%         8.55%




  *Fund commenced operations January 17, 1989.
 **In 1996, the Fund changed its fiscal year end from November 30 to
   August 31.
  #Short periods have been annualized.

                          12      &       13

                              FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's unaudited Semiannual Report to Shareholders for the period ended February 28, 1998 and the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which are incorporated by reference into the SAI. Shareholders can obtain a copy of these reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below for periods ended prior to February 28, 1998, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.


                           TAX FREE MONEY MARKET FUND


--------------------------------------------------------------------------------


                                                               9/1/97
                                                               through        Year        Year
                                                               2/28/98       ended        ended
                                                             (unaudited)    8/31/97      8/31/96
                                                             ----------     -------      -------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...................    $     1.00      $ 1.00       $  1.00
                                                            -----------    --------     --------
 Income from Investment Operations:
  Net Investment Income ................................          0.015       0.031        0.029
                                                            -----------    --------     --------
 Less Distributions:
  Dividends from Net Investment Income .................          0.015       0.031        0.029
                                                            -----------    --------     --------
Net Asset Value, End of Period .........................    $      1.00     $  1.00      $  1.00
                                                            ===========    ========     ========
TOTAL RETURN                                                       1.54%       3.12%        2.92%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ...............    $    735,065    $565,625     $574,115
 Ratio of Expenses to Average Net Assets# ..............           0.59%       0.59%        0.69%
 Ratio of Net Investment Income to
  Average Net Assets# ..................................           3.07%       3.08%        2.89%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ......................           0.72%       0.73%        0.80%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets# ........           2.94%       2.94%        2.78%



                                                                                                   Year Ended
                                                                                  -----------------------------------------
                                                            Year           11/1/93
                                                            ended          through
                                                            8/31/95        8/31/94**   10/31/93      10/31/92      10/31/91
                                                            -------      ---------  -----------      --------      --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...................   $  1.00      $    1.00    $    1.00     $    1.00     $    1.00
                                                           --------     ----------  -----------    ----------    ----------
 Income from Investment Operations:
  Net Investment Income ................................      0.029          0.015        0.019         0.028         0.043
                                                           --------     ----------  -----------    ----------    ----------
 Less Distributions:
  Dividends from Net Investment Income .................      0.029          0.015        0.019         0.028         0.043
                                                           --------     ----------  -----------    ----------    ----------
Net Asset Value, End of Period .........................   $   1.00     $     1.00   $     1.00    $     1.00    $     1.00
                                                           ========     ==========  ===========    ==========    ==========
TOTAL RETURN                                                   2.99%          1.54%        1.90%         2.79%         4.37%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ...............   $166,915     $  121,710   $  160,497    $  145,241    $  115,770
 Ratio of Expenses to Average Net Assets# ..............       0.86%          0.85%        0.85%         0.85%         0.85%
 Ratio of Net Investment Income to
  Average Net Assets# ..................................       2.96%          1.82%        1.88%         2.70%         4.27%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ......................       0.94%          0.85%        0.91%         0.98%         0.99%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets# ........       2.87%          1.82%        1.83%         2.57%         4.13%



                                                                                                      9/4/87*
                                                                                                     Through
                                                            10/31/90      10/31/89      10/31/88     10/31/87
                                                            --------      --------      --------     --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...................  $    1.00     $    1.00     $    1.00     $   1.00
                                                          ----------    ----------    ----------    ---------
 Income from Investment Operations:
  Net Investment Income ................................       0.054         0.056         0.045        0.007
                                                          ----------    ----------    ----------    ---------
 Less Distributions:
  Dividends from Net Investment Income .................       0.054         0.056         0.045        0.007
                                                          ----------    ----------    ----------    ---------
Net Asset Value, End of Period .........................  $    1.00     $    1.00     $    1.00     $   1.00
                                                          ==========    ==========    ==========    =========
TOTAL RETURN                                                    5.47%         5.76%         4.61%        4.50%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ...............  $  112,770    $  107,534    $  116,260    $ 133,177
 Ratio of Expenses to Average Net Assets# ..............        0.85%         0.85%         0.85%        0.85%
 Ratio of Net Investment Income to
  Average Net Assets# ..................................        5.33%         5.59%         4.47%        4.47%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ......................        0.97%         1.01%         1.02%        1.18%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets# ........        5.21%         5.43%         4.30%        4.15%




   *Commencement of offering shares.
  **In 1994 the Tax Free Money Market Fund changed its fiscal year-end from October 31 to August 31.
   #Short periods have been annualized.

                   14             &            15

                             FINANCIAL HIGHLIGHTS


The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's unaudited Semiannual Report to Shareholders for the period ended February 28, 1998 and the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which are incorporated by reference into the SAI. Shareholders can obtain a copy of these reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below for periods ended prior to February 28, 1998, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.



                    NEW YORK TAX FREE MONEY MARKET FUND



--------------------------------------------------------------------------------


                                                         9/1/97
                                                         through        Year         Year
                                                         2/28/98        ended        ended
                                                       (unaudited)     8/31/97      8/31/96
                                                        ----------     -------      -------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ..............     $    1.00     $  1.00      $  1.00
                                                        ---------     -------      -------
Income from Investment Operations:
Net Investment Income .............................          0.015       0.030        0.028
                                                        ----------    --------     --------
 Less Distributions:
  Dividends from Net Investment
   Income .........................................          0.015       0.030        0.028
                                                        ----------    --------     --------
Net Asset Value, End of Period ....................     $    1.00     $  1.00      $  1.00
                                                        ==========    ========     ========
TOTAL RETURN                                                  1.52%       3.02%        2.85%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..........     $1,123,067    $956,766     $890,413
 Ratio of Expenses to Average Net Assets# .........           0.59%       0.59%        0.74%
 Ratio of Net Investment Income to
  Average Net Assets# .............................           3.04%       2.97%        2.79%
 Ratio of Expenses without waivers and
  assumption of expenses to Average
   Net Assets# ....................................           0.73%       0.73%        0.83%
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
   Average Net Assets# ............................           2.90%       2.83%        2.70%



                                                                                              Year Ended
                                                                               -----------------------------------------
                                                       Year           11/1/93
                                                       ended        through
                                                       8/31/95        8/31/94**   10/31/93      10/31/92      10/31/91
                                                       -------      ---------  -----------      --------      --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ..............   $  1.00      $    1.00    $    1.00     $    1.00     $    1.00
                                                      --------     ----------  -----------    ----------    ----------
Income from Investment Operations:
Net Investment Income .............................      0.028          0.015        0.017         0.025         0.038
                                                      --------     ----------  -----------    ----------    ----------
 Less Distributions:
  Dividends from Net Investment
   Income .........................................      0.028          0.015        0.017         0.025         0.038
                                                      --------     ----------  -----------    ----------    ----------
Net Asset Value, End of Period ....................   $   1.00      $   1.00    $    1.00     $    1.00     $    1.00
                                                      ========     ==========  ===========    ==========    ==========
TOTAL RETURN                                              2.88%          1.48%        1.75%         2.53%         3.87%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..........   $378,400     $  365,669   $  300,425    $  285,889    $  230,855
 Ratio of Expenses to Average Net Assets# .........       0.86%          0.85%        0.85%         0.85%         0.85%
 Ratio of Net Investment Income to
  Average Net Assets# .............................       2.84%          1.77%        1.72%         2.48%         3.83%
 Ratio of Expenses without waivers and
  assumption of expenses to Average
   Net Assets# ....................................       0.95%          0.85%        0.89%         0.92%         0.92%
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
   Average Net Assets# ............................       2.75%          1.77%        1.68%         2.41%         3.76%



                                                                                                 9/4/87*
                                                                                                 through
                                                       10/31/90      10/31/89      10/31/88      10/31/87
                                                       --------      --------      --------     ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ..............    $  1.00     $    1.00     $    1.00     $    1.00
                                                       --------    ----------    ----------    ----------
Income from Investment Operations:
Net Investment Income .............................       0.050         0.051         0.043         0.009
                                                       --------    ----------    ----------    ----------
 Less Distributions:
  Dividends from Net Investment
   Income .........................................       0.050         0.051         0.043         0.009
                                                       --------    ----------    ----------    ----------
Net Asset Value, End of Period ....................    $  1.00     $    1.00     $    1.00     $    1.00
                                                       ========    ==========    ==========    ==========
TOTAL RETURN                                               5.02%         5.28%         4.50%         4.71%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ..........    $251,897    $  252,201    $  230,639    $    2,385
 Ratio of Expenses to Average Net Assets# .........        0.83%         0.81%         0.78%         0.25%
 Ratio of Net Investment Income to
  Average Net Assets# .............................        4.91%         5.15%         4.26%         4.71%
 Ratio of Expenses without waivers and
  assumption of expenses to Average
   Net Assets# ....................................        0.91%         0.95%         1.10%         1.50%
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
   Average Net Assets# ............................        4.83%         5.01%         3.94%         3.46%




  *Commencement of operations.
 **In 1994 the New York Tax Free Money Market Fund changed its fiscal year-end from October 31 to August 31.
  #Short periods have been annualized.

                          16           &            17

                             FINANCIAL HIGHLIGHTS

The table set forth below provides selected per share data and ratios for one Vista Share outstanding throughout each period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's unaudited Semiannual Report to Shareholders for the period ended February 28, 1998 and the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, which are incorporated by reference into the SAI. Shareholders can obtain a copy of these reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below for periods ended prior to February 28, 1998, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders.


                  CALIFORNIA TAX FREE MONEY MARKET FUND FUND

--------------------------------------------------------------------------------



                                                                       9/1/97
                                                                       through       Year        Year
                                                                       2/28/98       ended       ended
                                                                    (unaudited)      8/31/97     8/31/96
                                                                    ----------       -------     -------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .......................          $   1.00       $  1.00     $  1.00
                                                                      --------      --------    --------
 Income from Investment Operations:
  Net Investment Income ....................................             0.015         0.300       0.030
                                                                      --------      --------    --------
 Less Distributions:                                                     0.015
  Dividends from Net Investment Income .....................          $   1.00         0.300       0.030
                                                                       -------      --------    --------
Net Asset Value, End of Period .............................              1.51%     $   1.00     $  1.00
                                                                       =======      ========    ========
TOTAL RETURN                                                                            3.02%       3.06%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ...................           $52,552       $45,509     $42,819
 Ratio of Expenses to Average Net Assets# ..................              0.55%         0.56%       0.56%
 Ratio of Net Investment Income to Average Net Assets# .....              3.01%         2.99%       3.03%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ..........................              0.92%         0.86%       1.02%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets# ............              2.64%         2.69%       2.57%



                                                                Year          11/1/93    Yea  r          3/4/92*
                                                               ended        through      ended         through
                                                               8/31/95        8/31/94**   10/31/93     10/31/92
                                                               -------      ---------     --------    ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period .......................   $  1.00        $  1.00      $  1.00      $  1.00
                                                               -------        -------      -------      -------
 Income from Investment Operations:
  Net Investment Income ....................................     0.033          0.018        0.023        0.019
                                                               -------        -------      -------      -------
 Less Distributions:
  Dividends from Net Investment Income .....................     0.033          0.018        0.023        0.019
                                                               -------        -------      -------      -------
Net Asset Value, End of Period .............................   $  1.00        $  1.00      $  1.00      $  1.00
                                                               =======        =======      =======      =======
TOTAL RETURN                                                      3.32%          1.82%        2.30%        2.89%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ...................   $58,315        $64,423      $45,346      $44,643
 Ratio of Expenses to Average Net Assets# ..................      0.48%          0.46%        0.42%        0.06%
 Ratio of Net Investment Income to Average Net Assets# .....      3.25%          2.17%        2.26%        2.86%
 Ratio of Expenses without waivers and assumption of
  expenses to Average Net Assets# ..........................      1.07%          0.94%        1.02%        1.23%
 Ratio of Net Investment Income without waivers and
  assumption of expenses to Average Net Assets# ............      2.66%          1.69%        1.66%        1.69%



   *Commencement of operations.
  **In 1994 the California Tax Free Money Market Fund changed its fiscal year-end from October 31 to August 31.
   #Short periods have been annualized.

                   18         &           19

FUND OBJECTIVES AND INVESTMENT APPROACH

100% U.S. TREASURY SECURITIES MONEY MARKET FUND
The Fund's objective is to provide maximum current income consistent with maximum safety of principal and maintenance of liquidity.

The Fund invests in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, which differ principally only in their interest rates, maturities and dates of issuance. The Fund does not purchase securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, and does not enter into repurchase agreements. Income on direct investments in U.S. Treasury securities is generally not subject to state and local income taxes by reason of federal law. The dollar weighted average maturity of the Fund will be 90 days or less.


TREASURY PLUS
MONEY MARKET FUND
The Fund's objective is to provide maximum current income consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, which differ principally only in their interest rates, maturities and dates of issuance. In addition, the Fund will seek to enhance its yield by investing in repurchase agreements which are fully collateralized by obligations issued or guaranteed by the U.S. Treasury. The dollar weighted average maturity of the Fund will be 60 days or less.

FEDERAL
MONEY MARKET FUND
The Fund's objective is to provide current income consistent with preservation of capital and maintenance of liquidity.

The Fund invests primarily in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and obligations issued or guaranteed as to principal and interest by certain agencies or instrumentalities of the U.S. Government. Income on direct investments in U.S. Treasury securities and obligations of the agencies and instrumentalities in which the Fund invests is generally not subject to state and local income taxes by reason of federal law. The dollar weighted average maturity of the Fund will be 90 days or less. Due to state income tax considerations, the Fund will not enter into repurchase agreements.


Shareholders of the above Funds that reside in a state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gains and other income, if any, when distributed will be subject to the state's income tax. See "How Dividends and Distributions are Made; Tax Information."

U.S. GOVERNMENT MONEY MARKET FUND
The Fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

The Fund invests substantially all of its assets in obligations issued or guaranteed by the U.S. Treasury, or agencies or instrumentalities of the U.S. Government, and in repurchase agreements collateralized by these obligations. The dollar weighted average maturity of the Fund will be 60 days or less.


CASH MANAGEMENT FUND
The Fund's objective is to provide maximum current income consistent with the preservation of capital and the maintenance of liquidity.

The Fund invests in high quality, short-term U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign corporations; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development); (iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's advisers to meet comparable credit standing criteria;
(iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less.


PRIME MONEY MARKET FUND
The Fund's objective is to provide maximum current income consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in high quality, short-term U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign corporations; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development); (iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's advisers to meet comparable credit standing criteria;
(iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements. The dollar weighted average maturity of the Fund will be 60 days or less.

TAX FREE MONEY MARKET FUND
The Fund's objective is to provide as high a level of current income which is excluded from gross income for federal income tax purposes as is consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in a non-diversified portfolio of short-term, fixed rate and variable rate Municipal Obligations (as defined under "Additional Investment Policies of the Tax Free Funds"). As a fundamental policy, under normal market conditions the Fund will have at least 80% of its assets invested in Municipal Obligations the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes and does not constitute a preference item which would be subject to the federal alternative minimum tax on individuals (these preference items are referred to as "AMT Items"). Although the Fund will seek to invest 100% of its assets in such Municipal Obligations, it reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax. For temporary defensive purposes, the Fund may exceed this limitation. The dollar weighted average maturity of the Fund will be 90 days or less.


NEW YORK TAX FREE MONEY MARKET FUND
The Fund's objective is to provide as high a level of current income which is excluded from gross income for federal income tax purposes and from New York State and New York City personal income taxes as is consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in a non-diversified portfolio of short-term, fixed rate and variable rate Municipal Obligations. Except when the Fund's advisers determine that acceptable securities are unavailable for investment, at least 65% of the assets of the Fund will be invested in New York Municipal Obligations (as defined under "Additional Investment Policies of the Tax Free Funds"), although the exact amount of its assets invested in such securities will vary from time to time. To the extent suitable New York Municipal Obligations are not available for investment, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities. The portion of the Fund's assets invested in such other Municipal Obligations would generally be subject to New York State and New York City personal income taxes.

As a fundamental policy, under normal market conditions the Fund will have at least 80% of its assets invested in Municipal Obligations the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes and which are not AMT Items. Although the Fund will seek to invest 100% of its assets in such Municipal Obligations, it reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax. For temporary defensive purposes, the Fund may exceed this limitation. The dollar weighted average maturity of the Fund will be 90 days or less.

CALIFORNIA TAX FREE MONEY MARKET FUND
The Fund's objective is to provide as high a level of current income exempt from federal and State of California income taxes as is consistent with the preservation of capital and maintenance of liquidity.

The Fund invests primarily in a non-diversified portfolio of California Municipal Obligations (as defined under "Additional Investment Policies of the Tax Free Funds"). As a fundamental policy, the Fund will invest at least 65% of the value of its total assets in California Municipal Obligations, except when the Fund is maintaining a temporary defensive position. To the extent suitable California Municipal Obligations are not available for investment, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities. The portion of the Fund's assets invested in such other Municipal Obligations would generally be subject to California state personal income tax.

As a fundamental policy, the Fund will invest at least 80% of the value of its net assets in Municipal Obligations, except when the Fund is maintaining a temporary defensive position. Although the Fund will seek to invest 100% of its assets in Municipal Obligations, it reserves the right under normal market conditions to invest up to 20% of its total assets in AMT Items or securities the interest on which is subject to federal income tax. For temporary defensive purposes, the Fund may exceed this limitation. The dollar weighted average maturity of the Fund will be 90 days or less.




COMMON INVESTMENT POLICIES

In lieu of investing directly, each Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the applicable Fund.

Each Fund seeks to maintain a net asset value of $1.00 per share.

The Funds invest only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category (the two highest short-term rating categories in the case of New York Tax Free Money Market Fund and California Tax Free Money Market Fund) by at least two national rating organizations ("NROs") (or one NRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security. Securities in which the Funds invest may not earn as high a level of current income as long-term or lower quality securities.

The Funds purchase only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

Although each Fund seeks to be fully invested, at times it may hold uninvested cash reserves, which would adversely affect its yield.

Tax Free Money Market Fund, New York Tax Free Money Market Fund and California Tax Free Money Market Fund (together, the "Tax Free Funds") are classified as "non-diversified" funds under federal securities law. These Funds' assets may be more concentrated in the securities of any single issuer or group of issuers than if the Funds were diversified. Each Fund other than the Tax Free Funds is classified as a "diversified" fund under federal securities law.

There can be no assurance that any Fund will achieve its investment objective.


OTHER INVESTMENT PRACTICES
The Funds may also engage in the following investment practices when consistent with their overall objectives and policies. These practices, and certain associated risks, are more fully described in the SAI.

U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund other than 100% U.S. Treasury Securities Money Market Fund and Treasury Plus Money Market Fund may also invest in other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Certain U.S. Government Obligations, such as U.S. Treasury securities and direct pass-through certificates of the Government National Mortgage Association (GNMA), are backed by the "full faith and credit" of the U.S. Government. Other U.S. Government Obligations, such as obligations of Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are not backed by the "full faith and credit" of the U.S. Government. In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD AND STAND-BY
COMMITMENTS. Each Fund other than 100% U.S. Treasury Securities Money Market Fund and Federal Money Market Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. Each Fund other than the Tax Free Funds also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. Each Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. Each Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, a Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS.
Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow to buy additional securities, known as "leveraging." Each Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. A Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.


STRIPS AND ZERO COUPON OBLIGATIONS. Each Fund other than 100% U.S. Treasury Securities Money Market Fund may invest up to 20% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligation is backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". Cash Management Fund, the Prime Money Market Fund and each Tax Free Fund may also invest in zero coupon obligations. Zero coupon obligations are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. The value of STRIPS and zero coupon obligations tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Each Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which the Tax Free Funds, the Prime Money Market Fund, and the Cash Management Fund may invest include participation certificates and, in the case of Cash Management Fund and the Prime Money Market Fund, certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, a Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, a Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate a Fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments. The Internal Revenue Service has not ruled on whether interest on participations in floating or variable rate municipal obligations is tax exempt, and the Tax Free Funds would purchase such instruments based on opinions of bond counsel.

OTHER MONEY MARKET FUNDS.
Each Fund other than 100% U.S. Treasury Securities Money Market Fund may invest up to 10% of its total assets in shares of other money market funds when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other money market funds.

PORTFOLIO TURNOVER. It is intended that the Funds will be fully managed by buying and selling securities, as well as holding securities to maturity. The frequency of the Funds' portfolio transactions will vary from year to year. In managing a Fund, the Fund's advisers will seek to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. More frequent turnover will generally result in higher transactions costs, including dealer mark-ups.


ADDITIONAL INVESTMENT POLICIES OF CASH MANAGEMENT FUND AND PRIME MONEY MARKET
FUND

Cash Management Fund and Prime Money Market Fund may also invest in the following instruments, when consistent with their overall objective and policies. These instruments, and certain associated risks, are more fully described in the SAI.


BANK OBLIGATIONS. Bank obligations include certificates of deposit, time deposits and bankers' acceptances issued or guaranteed by U.S. banks (including their foreign branches) and foreign banks (including their U.S. branches). These obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation. Foreign bank obligations involve certain risks associated with foreign investing.

ASSET-BACKED SECURITIES.
Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.


MUNICIPAL OBLIGATIONS. The Funds may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which it may invest. Dividends paid by these Funds that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.

SECURITIES OF FOREIGN GOVERNMENTS AND SUPRANATIONAL AGENCIES.

The Funds intend to invest a substantial portion of their assets from time to time in securities of foreign governments and supranational agencies. The Funds will limit their investments in foreign government obligations to commercial paper and other short-term notes issued or guaranteed by the governments of Western Europe, Australia, New Zealand, Japan and Canada. Obligations of supranational agencies, such as the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.

CUSTODIAL RECEIPTS. The Funds may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.


ADDITIONAL INVESTMENT POLICIES OF THE TAX FREE FUNDS

The following provides additional information regarding the permitted investments of the Tax Free Funds. These investments, and certain associated risks, are more fully described in the SAI.


MUNICIPAL OBLIGATIONS.
"Municipal Obligations" are obligations issued by or on behalf of states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state or whether the interest thereon constitutes a preference item for purposes of the federal alternative minimum tax). "New York Municipal Obligations" are Municipal Obligations of the State of New York and its political subdivisions and of Puerto Rico, other U.S. territories and their political subdivisions, the interest on which, in the opinion of bond counsel, is exempt from New York State and New York City personal income taxes. "California Municipal Obligations" are Municipal Obligations of the State of California, its political subdivisions, authorities and corporations, the interest on which, in the opinion of bond counsel, is exempt from State of California personal income taxes.

Municipal Obligations are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, and may include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities, or to fund short-term cash requirements. Short-term Municipal Obligations may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. The Municipal Obligations in which the Tax Free Funds invest may consist of municipal notes, municipal commercial paper and municipal bonds maturing or deemed to mature in 397 days or less.

The two principal classifications of Municipal Obligations are general obligation and revenue obligation securities. General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Revenue obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases revenue obligation securities, the credit quality of which is directly related to the private user of the facilities.

From time to time, each Tax Free Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental issuers such as hospitals or airports, provided, however, that a Tax Free Fund may not invest more than 25% of the value of its total assets in such bonds if the issuers are in the same industry.

MUNICIPAL LEASE OBLIGATIONS. The Tax Free Funds may invest in municipal lease obligations. These are participations in a lease obligation or installment purchase contract obligation and typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Fund may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purpose. Each Tax Free Fund will limit investments in non-appropriation leases to 10% of its assets. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid.


LIMITING INVESTMENT RISKS
Specific regulations and investment restrictions help the Funds limit investment risks for their shareholders. These regulations and restrictions prohibit each Fund from: (a) with certain limited exceptions, investing more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to the Tax Free Funds or to U.S. Government Obligations held by the other Funds); (b) investing more than 10% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry (excluding U.S. Government Obligations, bank obligations and, for the Tax Free Funds, obligations of states, cities, municipalities or other public authorities, as well as municipal obligations secured by bank letters of credit or guarantees). A complete description of these and other investment policies is included in the SAI. Except for each Fund's investment objective, restriction (c) above and investment policies designated as fundamental above or in the SAI, the Funds' investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.


RISK FACTORS

GENERAL. There can be no assurance that any Fund will be able to maintain a stable net asset value. Changes in interest rates may affect the value of the obligations held by the Funds. The value of fixed income securities varies inversely with changes in prevailing interest rates, although money market instruments are generally less sensitive to changes in interest rates than are longer-term securities. For a discussion of certain other risks associated with the Funds' additional investment activities, see "Other Investment Practices," "Additional Investment Policies of Cash Management Fund and Prime Money Market Fund" and "Additional Investment Policies of the Tax Free Funds."

CASH MANAGEMENT FUND AND PRIME MONEY MARKET FUND.
These Funds are permitted to invest any portion of their assets in obligations of domestic banks (including their foreign branches), and in obligations of foreign issuers. The ability to concentrate in the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.


Securities issued by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches), and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

THE TAX FREE FUNDS. Each Tax Free Fund may invest without limitation in Municipal Obligations secured by letters of credit or guarantees from U.S. banks (including their foreign branches), and may also invest in Municipal Obligations backed by foreign institutions. These investments are subject to the considerations discussed in the preceding paragraphs relating to Cash Management Fund. Changes in the credit quality of banks or other financial institutions backing these Funds' Municipal Obligations could cause losses to these Funds and affect their share price. Credit enhancements which are supplied by foreign or domestic banks are not subject to federal deposit insurance.

Each of the Tax Free Funds is "non-diversified," which may make the value of their shares more susceptible to developments affecting issuers in which these Funds invest. In addition, more than 25% of the assets of each Tax Free Fund may be invested in securities to be paid from revenue of similar projects, which may cause these Funds to be more susceptible to similar economic, political, or regulatory developments (particularly with respect to New York Tax Free Money Market Fund and California Tax Free Money Market Fund, since the issuers in which these Funds invest will generally be located in a single state).

Because the Tax Free Funds will invest primarily in obligations issued by states, cities, public authorities and other municipal issuers, the Tax Free Funds are susceptible to factors affecting such states and their municipal issuers. The New York and California Tax Free Money Market Funds will be particularly susceptible to factors affecting the State of New York, the State of California, and their respective municipal issuers. Because the New York Tax Free Money Market Fund and the California Tax Free Money Market Fund are concentrated in securities issued by their respective states or entities within those states, investments in these Funds may be riskier than an investment in other types of money market funds. A number of municipal issuers, including the State of New York, New York City, the State of California and certain California counties, have a recent history of significant financial and fiscal difficulties. California's Orange County recently defaulted on certain of its indebtedness. If a municipal issuer is unable to meet its financial obligations, the income derived by the related Fund and that Fund's ability to preserve capital and liquidity could be adversely affected. See the SAI for further information.

Interest on certain Municipal Obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT Items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investment by the Tax Free Funds.



MANAGEMENT

THE FUNDS' ADVISERS
The Chase Manhattan Bank ("Chase") acts as investment adviser to each of the Funds under an Investment Advisory Agreement and has overall responsibility for investment decisions of each of the Funds, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to each of the Funds, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.10% of each Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund other than the Cash Management Fund and the Tax Free Money Market Fund, under a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for each of these Funds on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each such Fund's average daily net assets. CAM provides discretionary investment advisory services to institutional clients. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

Texas Commerce Bank, National Association ("TCB") is the sub-investment adviser to the Cash Management Fund and the Tax Free Money Market Fund under a Sub-Investment Advisory Agreement between Chase and TCB. TCB has been in the investment counselling business since 1987 and is ultimately controlled and owned by The Chase Manhattan Corporation. TCB makes investment decisions for the Cash Management Fund and the Tax Free Money Market Fund on a day-to-day basis. For these services,

TCB is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each such Fund's average daily net assets. TCB is located at 600 Travis, Houston, Texas 77002.




HOW TO BUY, SELL AND
EXCHANGE SHARES


HOW TO BUY SHARES
You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs. Additional investments may be made at any time with as little as $100. You can buy Fund shares three ways--through an investment representative or shareholder servicing agent, through the Funds' distributor by calling the Chase Vista Service Center, or through the Systematic Investment Plan.

All purchases made by check should be in U.S. dollars and made payable to the Chase Vista Funds. Third party checks, credit cards and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the purchase check clears, which may take 15 calendar days or longer. In addition, the redemption of shares purchased through Automated Clearing House
(ACH) will not be allowed until your payment clears, which may take 7 business days or longer. In the event a check used to pay for shares is not honored by a bank, the purchase order will be cancelled and the shareholder will be liable for any losses or expenses incurred by a Fund. For purchases by wire, if federal funds are not received by the Chase Vista Service Center by 4:00 Eastern time on the day of the purchase order, the order will be canceled.

Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

BUYING SHARES THROUGH THE FUNDS' DISTRIBUTOR. Complete and return the enclosed application and your check in the amount you wish to invest to the Chase Vista Service Center.

BUYING SHARES THROUGH THE SYSTEMATIC INVESTMENT PLAN.
You can make regular investments of $100 or more per transaction through automatic periodic deduction from your bank savings or checking account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin the Plan at any time by sending a signed letter and a deposit slip or voided check to the Chase Vista Service Center. Call the Chase Vista Service Center at 1-800-34-VISTA for complete instructions.

BUYING SHARES THROUGH AN INVESTMENT REPRESENTATIVE OR SHAREHOLDER SERVICING AGENT. Vista Shares of the Funds may be purchased through a shareholder servicing agent (i.e., a financial institution, such as a bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Funds) or by customers of brokers or certain financial institutions which have entered into Selected Dealer Agreements with the Funds' distributor. An investor may purchase Vista Shares by authorizing his shareholder servicing agent or investment representative to purchase shares on his behalf through the Funds' distributor. Shareholder servicing agents may offer additional services to their customers, including customized procedures for the purchase and redemption of Vista Shares, such as pre-authorized or systematic purchase and withdrawal programs and "sweep" checking programs. For further information, see "Other Information Concerning the Funds" in this prospectus and the SAI.

Shares are purchased without a sales load at the net asset value next determined after the Chase Vista Service Center receives your order in proper form on any business day during which the Federal Reserve Bank of New York and the New York Stock Exchange are open for business ("Fund Business Day"). To receive that day's dividend, the Chase Vista Service Center or your investment representative or shareholder servicing agent must generally receive your order in proper form prior to a Fund's Cut-off Time. The Funds' Cut-off Times (Eastern time) are as follows:



100% U.S. Treasury Securities
    Money Market Fund .............   Noon
Tax Free Funds ....................   Noon
Federal Money Market Fund .........   2:00 p.m.
U.S. Government Money Market
    Fund ..........................   4:00 p.m.
Cash Management Fund ..............   4:00 p.m.
Prime Money Market Fund ...........   4:00 p.m.
Treasury Plus Money Market Fund       4:00 p.m.


Each Fund reserves the right to set an earlier Cut-off Time on any Fund Business Day on which the Public Securities Association ("PSA") recommends an early close to trading on the U.S. Government securities market. Generally, such earlier Cut-off Time will be noon (Eastern time). The PSA is the trade association that represents securities firms and banks that underwrite, trade and sell debt securities, both domestically and internationally. Orders for shares received and accepted prior to the Cut-off Times will be entitled to all dividends declared on that day. Orders received for shares after a Fund's Cut-off Time and prior to 4:00 p.m., Eastern time on any Fund Business Day will not be accepted and executed on the same day except at the Funds' discretion. Orders received and not accepted after a Fund's Cut-off Time will be considered received prior to the Fund's Cut-off Time on the following Fund Business Day and processed accordingly. Orders are in proper form only after funds are converted to federal funds. Orders paid by check and received before a Fund's Cut-off Time will generally be available for the purchase of shares the following Fund Business Day. The Funds reserve the right to reject any purchase order.


HOW TO SELL SHARES
You can sell your Fund shares on any Fund Business Day either directly or through your investment representative or shareholder servicing agent. A Fund will only forward redemption payments on shares for which it has collected payment of the purchase price.

SELLING SHARES DIRECTLY TO A FUND. Send a signed letter of instruction to the Chase Vista Service Center. The price you receive is the next net asset value calculated after the Fund receives your request in proper form.

SIGNATURE GUARANTEES. If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. A Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Chase Vista Service Center for details.

DELIVERY OF PROCEEDS. A Fund generally sends you payment for your shares the Fund Business Day after your request is received in proper form, provided your request is received by the Chase Vista Service Center prior to the Fund's Cut-off Time, and assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven business days, as permitted by federal securities laws.

TELEPHONE REDEMPTIONS.
You may use Chase Vista's Telephone Redemption Privilege to redeem shares from your account unless you have notified the Chase Vista Service Center of an address change within the preceding 30 days. Telephone redemption requests in excess of $25,000 will only be made by wire to a bank account on record with the Funds. There is a $10.00 charge for each wire transaction. Unless an investor indicates otherwise on the account application, the Funds will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Funds with his or her account registration and address as it appears on the Funds' records.

The Chase Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, a Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither a Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Vista Service Center.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Chase Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, or contact your investment representative or shareholder servicing agent. The Telephone Redemption Privilege may be modified or terminated without notice.

SYSTEMATIC WITHDRAWAL PLAN. You can make regular withdrawals of $50 or more monthly, quarterly or semiannually. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan. Call the Chase Vista Service Center at 1-800-34-VISTA for complete instructions.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE OR YOUR SHAREHOLDER SERVICING AGENT. Your investment representative or your shareholder servicing agent must receive your request before the Cut-off Time for your Fund to receive that day's net asset value. Your representative will be responsible for furnishing all necessary documentation to the Chase Vista Service Center, and may charge you for its services.

INVOLUNTARY REDEMPTION OF ACCOUNTS. Each Fund may involuntary redeem your shares if the aggregate net asset value of the shares in your account is less than $500 due to redemptions or if you purchase through the Systematic Investment Plan and fail to meet that Fund's investment minimum within a twelve month period. In the event of any such redemption, you will receive at least 60 days' notice prior to the redemption.


HOW TO EXCHANGE YOUR SHARES
You can exchange your shares for Vista Shares of certain other Chase Vista money market funds at net asset value and for certain classes of shares of the Chase Vista non-money market funds at net asset value plus any applicable sales charge, subject to any minimum investment requirement. Not all Chase Vista funds offer all classes of shares. The prospectus of the other Chase Vista fund into which shares are being exchanged should be read carefully and retained for future reference.

EXCHANGING BY PHONE. A Telephone Exchange Privilege is currently available. Call the Chase Vista Service Center for procedures for telephone transactions. Ask your investment representative or the Chase Vista Service Center for prospectuses of other Chase Vista funds. Please read the prospectus carefully before investing and keep it for future reference. Shares of certain Chase Vista funds are not available to residents of all states.

EXCHANGE PARAMETERS. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Chase Vista management or the Trustees believe doing so would be in the best interests of the Funds, the Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Chase Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.



HOW THE FUNDS
VALUE THEIR SHARES

The net asset value of each class of shares of each Fund is currently determined daily as of 4:00 p.m., Eastern time on each Fund Business

Day by dividing the net assets of a Fund attributable to such class by the number of shares of such class outstanding at the time the determination is made. Effective with the anticipated introduction of certain automated share purchase programs, the net asset value of shares of each class of Funds available through the programs will also be determined as of 6:00 p.m., Eastern time on each Fund Business Day.

The portfolio securities of each Fund are valued at their amortized cost in accordance with federal securities laws, certain requirements of which are summarized under "Common Investment Policies." This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and the Funds will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that they will be able to do so on a continuing basis. The Board of Trustees will review the holdings of each Fund at intervals it deems appropriate to determine whether that Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based upon amortized cost. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate.




HOW DIVIDENDS AND DISTRIBUTIONS ARE MADE;
TAX INFORMATION


The net investment income of each class of shares of each Fund is declared as a dividend to the shareholders each Fund Business Day. Dividends are declared as of the time of day which corresponds to the latest time on that day that a Fund's net asset value is determined. Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder arranges to receive dividends in cash or by ACH to a pre-established bank account, dividends are distributed in the form of additional shares. Dividends that are otherwise taxable are still taxable to you whether received in cash or additional shares. Net realized short-term capital gains, if any, will be distributed at least annually. The Funds do not expect to realize net long-term capital gains.

Net investment income for each Fund consists of all interest accrued and discounts earned, less amortization of any market premium on the portfolio assets of the Fund and the accrued expenses of the Fund.

Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If a Fund does not qualify as a regulated investment company for any taxable year or does not make distributions as it intends, the Fund will be subject to tax on all of its income and gains.

TAXATION OF DISTRIBUTIONS
All Fund distributions of net investment income will be taxable as ordinary income. Distributions by the Tax Free Funds of their tax-exempt interest income will not be subject to federal income tax. Such distributions will generally be subject to state and local taxes, but may be exempt if paid out of interest on municipal obligations of the state or locality in which you reside. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain, regardless of how long you have held your shares. The taxation of your distributions is the same whether received in cash or in shares through the reinvestment of distributions.

To the extent distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, such distributions may be exempt from certain types of state and local taxes.

Early in each calendar year the Funds will notify you of the amount and tax status of distributions paid to you for the preceding year.

The above is only a summary of certain federal income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).




OTHER INFORMATION
CONCERNING THE FUNDS

DISTRIBUTION PLANS
The Funds' distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. Each Fund other than the Cash Management Fund has adopted a Rule 12b-1 distribution plan which provides for the payment of distribution fees at annual rates of up to 0.10% of the average daily net assets attributable to its Vista Shares. There is no distribution plan for the Cash Management Fund. Payments under the distribution plan shall be used to compensate or reimburse the Funds' distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Vista Shares, and are not tied to the amount of actual expenses incurred. Promotional activities for the sale of Vista Shares will be conducted generally by the Chase Vista Funds, and activities intended to promote a Fund's Vista Shares may also benefit the Fund's other shares and other Chase Vista funds.

VFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Chase Vista Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker-dealers and their guests; and payment for reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.


SHAREHOLDER SERVICING AGENTS
The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of each Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services. The Board of Trustees has determined that the amount payable in respect of "service fees" (as defined in the NASD Rules of Fair Practice) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares of each Fund.

Shareholder servicing agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as shareholder servicing agents.

For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.

Chase and/or VFD may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of such shareholder servicing agents. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by Chase and/or VFD.

Chase and its affiliates and the Chase Vista Funds, affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.


ADMINISTRATOR AND
SUB-ADMINISTRATOR
Chase acts as the Funds' administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.05% of each Fund's average daily net assets.

VFD provides certain sub-administrative services to each Fund pursuant to a distribution and sub-administration agreement and is entitled to receive a fee for these services from each Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, Third Floor, New York, New York 10081.


CUSTODIAN
Chase acts as each Fund's custodian and fund accountant and receives compensation under an agreement with the Trust. Securities and cash of each Fund may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.


EXPENSES
Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


ORGANIZATION AND
DESCRIPTION OF SHARES
Each Fund is a portfolio of Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust in 1994 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of a Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. Fund shares will be maintained in book entry form, and no certificates representing shares owned will be issued to shareholders.

Each Fund may issue multiple classes of shares. This Prospectus relates only to Vista Shares of the Funds. Certain Funds offer other classes of shares in addition to these classes and may determine not to offer certain classes of shares. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of a Fund's shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which would affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Funds that are offered. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.



PERFORMANCE INFORMATION

Each Fund may advertise its annualized "yield" and its "effective yield". Annualized "yield" is determined by assuming that income generated by an investment in a Fund over a stated seven-day period (the "yield") will continue to be generated each week over a 52-week period. It is shown as a percentage of such investment. "Effective yield" is the annualized "yield" calculated assuming the reinvestment of the income earned during each week of the 52-week period. The "effective yield" will be slightly higher than the "yield" due to the compounding effect of this assumed reinvestment.

The Tax Free Funds may also quote a "tax equivalent yield", the yield that a taxable money market fund would have to generate in order to produce an after-tax yield equivalent to a Tax Free Fund's yield. The tax equivalent yield of a Tax Free Fund can then be compared to the yield of a taxable money market fund. Tax equivalent yields can be quoted on either a "yield" or "effective yield" basis.

Investment performance may from time to time be included in advertisements about the Funds. Performance is calculated separately for each class of shares. Because this performance information is based on historical earnings, it should not be considered as an indication or representation of future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of each Fund's portfolio, each Fund's operating expenses and which class of shares you purchase. Investment performance also reflects the risks associated with each Fund's investment objective and policies. These factors should be considered when comparing each Fund's investment results to those of other mutual funds and investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater if the limitation had not been in effect. Each Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                 MAKE THE MOST OF YOUR CHASE VISTA PRIVILEGES

The following services are available to you as a Chase Vista mutual fund shareholder.

o SYSTEMATIC INVESTMENT PLAN--Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.

o SYSTEMATIC WITHDRAWAL PLAN--Make regular withdrawals of $50 or more ($100 or more for Class B and Class C accounts) monthly, quarterly or semiannually.
  A minimum account balance of $5,000 is required to establish a systematic withdrawal plan for Class A accounts.

o SYSTEMATIC EXCHANGE--Transfer assets automatically from one Chase Vista account to another on a regular, prearranged basis. There is no additional charge for this service.

o FREE EXCHANGE PRIVILEGE--Exchange money between Chase Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
  Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.

o REINSTATEMENT PRIVILEGE--Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

  Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B and Class C shares.


For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Chase Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

Chase Vista Mutual Funds & Retirement Products
CHASE VISTA INTERNATIONAL EQUITY FUNDS
Latin American Equity Fund
Southeast Asian Fund
Japan Fund
European Fund
International Equity Fund

CHASE VISTA U.S. EQUITY FUNDS
Small Cap Opportunities Fund
Small Cap Equity Fund (closed to new investors)
The Growth Fund of Washington
Capital Growth Fund
Growth and Income Fund
Large Cap Equity Fund
Equity Income Fund
Balanced Fund

CHASE VISTA FIXED INCOME FUNDS
Bond Fund
U.S. Government Securities Fund
U.S. Treasury Income Fund
Short-Term Bond Fund

CHASE VISTA TAX-FREE FUNDS1
New York Tax Free Income Fund
California Intermediate Tax Free Fund
Tax Free Income Fund

CHASE VISTA TAX-FREE MONEY MARKET FUNDS1,2
New York Tax Free Money Market Fund
Connecticut Daily Tax Free Income Fund Select Shares3
New Jersey Daily Municipal Income Fund Select Shares3
Tax Free Money Market Fund
California Tax Free Money Market Fund

CHASE VISTA TAXABLE MONEY MARKET FUNDS2

Cash Management Money Market Fund
Prime Money Market Fund
Federal Money Market Fund

100% U.S. Treasury Securities Money Market Fund
U.S. Government Money Market Fund
Treasury Plus Money Market Fund

CHASE VISTA RETIREMENT PRODUCTS
Vista Capital Advantage Variable Annuity4
Vista 401(k) Advantage


For complete information on the Chase Vista Mutual Funds or Retirement Products, including information about fees and expenses, call your investment professional or 1-800-34-VISTA for a prospectus. Please read it carefully before you invest or send money.

(1)Some income may be subject to certain state and local taxes. A portion of the income may be subject to the federal alternative minimum tax for some investors.

(2)An investment in a Money Market Fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

(3)Vista Select Shares of these funds are not a part of, or affiliated with, the Chase Vista Mutual Funds. Reich & Tang Distributors L.P. and New England Investment Companies L.P., which are unaffiliated with Chase, are the funds' distributor and investment adviser, respectively.

(4)The variable annuity contract is issued by First SunAmerica Life Insurance Company in New York; in other states, but not necessarily all states, it is issued by Anchor National Life Insurance Company.

Supplement dated October 1, 1998 to the Statement of Additional Information dated December 27, 1997, as revised April 10, 1998

In the section entitled "Financial Statements," the following sentence is inserted in lieu of the sentence contained therein:

      The 1997 Annual Report to Shareholders of each Fund including the reports of independent accountants, financial highlights and financial statements for the fiscal year ended August 31, 1997 contained therein and the Semi-Annual Report to Shareholders of each Fund including the financial highlights and financial statements for the six months ended February 28, 1998 contained therein, are incorporated herein by reference.

                               MUTUAL FUND TRUST

                           PART C. OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits



          (a) Financial statements:

             In Part A: Financial Highlights


             In Part B: Financial Statements and the Reports thereon for the
                        Funds filed herein for the fiscal year ended August 31, 1997 are incorporated by reference into Part B as part of the 1997 Annual Reports to Shareholders for such Funds as filed with the Securities and Exchange Commission by the Registrant on Form N-30D on November 4, 1997 accession number 0000950123-97-009105.


              In Part C: None.

          (b) Exhibits:



Exhibit
Number
-------
1           Declaration of Trust. (1)
2           By-laws. (1)
3           None.
4           Specimen share certificate. (4)
5(a)        Form of Investment Advisory Agreement. (1) and (3)
5(b)        Form of Interim Investment Advisory Agreement.(6)
5(c)        Form of Proposed Investment Advisory Agreement.(6)
5(d)        Form of Proposed Investment Subadvisory Agreement between The Chase
            Manhattan Bank and Chase Asset Management, Inc.(6)
5(e)        Form of Proposed Investment Sub-Advisory Agreement between The
            Chase Manhattan Bank and Texas Commerce Bank, National
            Association. (7)
5(f)        Form of Administration Agreement. (1) and (3)
5(g)        Form of Administration Agreement.(6)
6(a)        Form of Distribution and Sub-Administration Agreement. (1)
6(b)        Distribution and Sub-Administration Agreement dated August 21,
            1995.(6)
7(a)        Retirement Plan for Eligible Trustees.(6)
7(b)        Deferred Compensation Plan for Eligible Trustees.(6)
8(a)        Form of Custodian Agreement. (1)
8(b)        None.
9(a)        Form of Transfer Agency Agreement. (1)
9(b)        Form of Shareholder Servicing Agreement. (1)
9(c)        Form of Shareholder Servicing Agreement. (6)
9(d)        Agreement and Plan of Reorganization and Liquidation.(6)
10(a)       Opinion of Reid & Priest re: Legality of Securities being
            Registered. (2)
11          Consent of Price Waterhouse LLP. (10)
12          None.
13          N/A.
14          None.
15(a)       Forms of Rule 12b-1 Distribution Plans including Selected Dealer
            Agreements and Shareholder Service Agreements. (1) and (3)
15(b)       Form of Proposed Rule 12b-1 Distribution Plan (including forms of
            Selected Dealer Agreement and Shareholder Servicing Agreement).(6)
16.         Schedule for Computation of Each Performance Quotation.(6)

17.         Financial Data Schedule. (8)

18.         Form of Rule 18f-3 Multi-Class Plan. (6)


99. Power of Attorney for: Fergus Reid, III, H. Richard Vartabedian, William J. Armstrong, John R. H. Blum, Stuart W. Cragin, Jr.,
            Joseph J. Harkins, Irving L. Thode, W. Perry Neff, Roland R. Eppley, Jr., W. D. MacCallan. (9)
-------------------
(1) Filed as an Exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on February 14, 1994.
(2) Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on April 18, 1994.
(3) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on August 29, 1994.
(4) Filed as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on October 28, 1994.
(5) Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant (File No. 33- 75250) as filed with the Securities and Exchange Commission on October 31, 1995.
(6) Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 28, 1995.
(7) Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on March 7, 1996.
(8) Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on April 22, 1996.
(9) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on September 6, 1996.
(10) Filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 27, 1998.

ITEM 25.  Persons Controlled by or Under Common
          Control with Registrant
          Not applicable

ITEM 26.  Number of Holders of Securities

                                                                  Number of Record
                                                                   Holders as of
         Title of Series                                           July 31, 1998
         ---------------                                         ------------------
                                                                        None

                                    Vista         Premier  Institutional Class A    Class B     Class C
                                    Shares        Shares      Shares     Shares     Shares      Shares
                                    ------        ------   -----------   -------    -------     -------
Vista(SM) Treasury Plus
   Money Market Fund                 3,691          139        369         N/A        N/A        N/A

Vista(SM) Federal Money
   Market Fund                       8,890          223         38         N/A        N/A        N/A

Vista(SM) U.S. Government
   Money Market Fund                10,889          561        342         N/A        N/A        N/A

Vista(SM) Cash Management
   Fund                             23,197          369        154         N/A        N/A        N/A

Vista(SM) Prime Money
   Market Fund                         N/A          283        377         N/A        658        139

Vista(SM) Tax Free Money
   Market Fund                       2,265          153         62         N/A        N/A        N/A

Vista(SM) California Tax Free
   Money Market Fund                   369          N/A        N/A         N/A        N/A        N/A

Vista(SM) New York Tax Free
   Money Market Fund                 6,878          N/A        N/A         N/A        N/A        N/A

Vista(SM) 100% U.S. Treasury
   Securities Money Market Fund      1,352           40        278         N/A        N/A        N/A

                                       C-2

                                    Vista         Premier  Institution  Class A    Class B     Class C
                                    Shares        Shares      Shares    Shares     Shares       Share
                                    ------        ------   -----------  -------    -------     -------

Vista(SM) Tax Free Income
   Fund                              N/A            N/A        N/A      2,149        481        N/A

Vista(SM) New York Tax Free
   Income Fund                       N/A            N/A        N/A      2,356        511        N/A

Vista(SM) California Intermediate
   Tax Free Income Fund              N/A            N/A        N/A        521        N/A        N/A

ITEM 27.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28(a)  Business and Other Connections of Investment Adviser

          The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

          To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
Thomas G. Labreque       Chairman of the Board,        Chairman, Chief Executive Officer
                         Chief Executive Officer       and a Director of The Chase
                         and Director                  Manhattan Corporation and a
                                                       Director of AMAX, Inc.

Richard J. Boyle         Vice Chairman of the          Vice Chairman of the Board and a
                         Board and Director            Director of The Chase Manhattan
                                                       Corporation and Trustee of
                                                       Prudential Realty Trust

Robert R. Douglass       Vice Chairman of the          Vice Chairman of the Board and a
                         Board and Director            Director of The Chase Manhattan
                                                       Corporation and Trustee of HRE
                                                       Properties

Joan Ganz Cooney         Director                      Chairman of the Executive
                                                       Committee of the Board of
                                                       Trustees, formerly Chief Executive
                                                       Officer of Children's Television
                                                       Workshop and a Director of each
                                                       of Johnson & Johnson,
                                                       Metropolitan Life Insurance
                                                       Company and Xerox Corporation

Edward S. Finkelstein    Director                      Retired Chairman and Chief
                                                       Executive Officer and Director of
                                                       R.H. Macy & Co., Inc. and a
                                                       Director of Time Warner Inc.

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

H. Laurance Fuller       Director                      Chairman, President, Chief
                                                       Executive Officer and Director of
                                                       Amoco Corporation and Director of
                                                       Abbott Laboratories

Howard C. Kauffman       Director                      Retired President of Exxon
                                                       Corporation and a Director of each
                                                       of Pfizer Inc. and Ryder System,
                                                       Inc.

Paul W. MacAvoy          Director                      Dean of Yale School of
                                                       Organization and Management

David T. McLaughlin      Director                      President and Chief Executive
                                                       Officer of The Aspen Institute,
                                                       Chairman of Standard Fuse
                                                       Corporation and a Director of each
                                                       of ARCO Chemical Company and
                                                       Westinghouse Electric Corporation

Edmund T. Pratt, Jr.     Director                      Chairman Emeritus, formerly
                                                       Chairman and Chief Executive
                                                       Officer, of Pfizer Inc. and a
                                                       Director of each of Pfizer, Inc.,
                                                       Celgene Corp., General Motors
                                                       Corporation and International Paper
                                                       Company

Henry B. Schacht         Director                      Chairman and Chief Executive
                                                       Officer of Cummins Engine
                                                       Company, Inc. and a Director of
                                                       each of American Telephone and
                                                       Telegraph Company and CBS Inc.

A. Alfred Taubman        Director                      Chairman and Director, formerly
                                                       also Chief Executive Officer, of
                                                       The Taubman Company, Inc.,
                                                       majority shareholder and Chairman
                                                       of Sotheby's Holdings, Inc., owner
                                                       of Woodward & Lothrop, Inc. and
                                                       its subsidiary, John Wanamaker,
                                                       and Chairman of A&W
                                                       Restaurants, Inc. and a Director of
                                                       R.H. Macy & Co., Inc.

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

Donald H. Trautlein      Director                      President and Chief Executive
                                                       Officer of The Aspen Institute,
                                                       Chairman of Standard Fuse
                                                       Corporation and a Director of
                                                       each of ARCO Chemical
                                                       Company and Westinghouse
                                                       Electric Corporation

Kay R. Whitmore          Director                      Chairman of the Board,
                                                       President and Chief Executive
                                                       Officer and Director of Eastman
                                                       Kodak Company

Item 28(b)

Chase Asset Management ("CAM" is an Investment Advisor providing investment services to institutional clients.

         To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also held or have held various positions with bank and non-bank affiliates of the Advisor, including its parent. The Chase Manhattan Corporation.


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
James Zeigon             Chairman and Director         Director of Chase
                                                       Asset Management
                                                       (London) Limited

Steven Prostano          Executive Vice President      Chief Operating Officer
                         and Chief Operating Officer   and Director of Chase
                                                       Asset Management
                                                       (London) Limited

Mark Richardson          President and Chief           Chief Investment Officer
                         Investment Officer            and Director of Chase
                                                       Asset Management
                                                       (London) Limited

Item 28(c)

Texas Commerce Bank National Association ("TCB") is an Investment Adviser and its business has been that of a national bank.

          To the knowledge of the Registrant, none of the Directors or executive officers of TCB, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors or executive officers of TCB also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation.


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
John L. Adams            Director, Vice Chairman       None

Elaine B. Agather        Chairman and CEO, TCB-        None
                         Fort Worth, Vice Chairman,
                         TCB-Metroplex


                                      C-6


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

David W. Biegler         Director                      Chairman, President and CEO,
                                                       ENSERCH Corporation, 300 South
                                                       St. Paul St., Dallas, TX 75201

Robert W. Bishop         Executive Vice President      None

Alan R. Buckwalter, III  Director, Vice Chairman       None

H. Worth Burke           Executive Vice President      None

Charles W. Duncan        Director                      Investments, 600 Travis,
                                                       Houston, TX 77002-3007

Dan S. Hallmark          Chairman and CEO              None
                         TCB-Beaumont

Dennis R. Hendrix        Director                      Chairman, PanEnergy Corp.,
                                                       P.O. Box 1642, Houston, TX
                                                       77251-1642

Harold S. Hook           Director                      Chairman and CEO, American
                                                       General Corporation, P.O. Box
                                                       3247, Houston TX 77253

                                      C-7


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

Robert C. Hunter         Director, Vice Chairman       None

Ed Jones                 President and CEO, TCB-       None
                         Midland

R. Bruce LaBoon          Director                      Managing Partner, Liddell, Sapp,
                                                       Zivley, Hill & LaBoon, L.L.P.,
                                                       3400 Texas Commerce Tower,
                                                       Houston, TX 77002-3004

Shelaghmichael           Executive Vice President      None
C. Lents

S. Todd Maclin           President, TCB-Dallas,        None
                         Executive Vice President

Beverly H. McCaskill     Executive Vice President      None

Joe C. McKinney          Chairman and CEO TCB-San      None
                         Antonio

                                      C-8



                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

Scott J. McLean          Chairman and CEO TCB-El Paso  None

Randal B. McLelland      President and CEO, TCB-       None
                         Rio Grande Valley

David L. Mendez          Executive Vice President      None

W. Merriman Morton       Chairman and CEO TCB-Austin   None

Paul Poullard            Exective Vice President       None

Jeffrey B. Reitman       General Counsel               None

Edward N. Robinson       Executive Vice President      None

Ann V. Rogers            Executive Vice President      None

                                      C-9


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

Marc J. Shapiro          Director, Chairman,           None
                         President and CEO

Larry L. Shryock         Executive Vice President      None

Kenneth L. Tilton        Executive Vice President      None
                         and Controller

Harriet S. Wasserstrum   Executive Vice President      None

Gary K. Wright           Executive Vice President      None


ITEM 29.  Principal Underwriters

          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for the Registrant.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, with the exception of Mr. Spicer, is 101 Park Avenue, New York, New York 10178. The principal business address of Mr. Spicer is One Bush Street, San Francisco, California 94104.

                                    Position and Offices            Position and Offices
Name                                with Distributor                with the Registrant
----                                --------------------            --------------------
William B. Blundin            Director Chief Executive Officer             None

Richard E. Stierwalt          Director Chief Operating Officer             None

Timothy M. Spicer             Director Chairman of the Board               None

Joseph Kissel                 President                                    None

George Martinez               Chief Compliance Officer                     Secretary and
                              and Secretary                                Assistant Treasurer

                  (c)  Not applicable


ITEM 30.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                           Address
                  ----                           -------

Vista Fund Distributors, Inc.                    One Chase Manhattan Plaza,
                                                 Third Floor
                                                 New York, NY 10081

DST Systems, Inc.                                210 W. 10th Street,
                                                 Kansas City, MO 64105

The Chase Manhattan Bank                         270 Park Avenue,
                                                 New York, NY 10017

The Chase Manhattan Bank                         One Chase Square,
                                                 Rochester, NY 14363

Chase Asset Management, Inc.                     1211 Avenue of the
                                                 Americas,
                                                 New York, NY 10036

Texas Commerce Bank, National Association        600 Travis,
                                                 Houston, TX 77002

ITEM 31.  Management Services

          Not applicable


ITEM 32.  Undertakings

          (1) Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

          (2) The Registrant, on behalf of the Funds, undertakes, provided the information required by Item 5A is contained in the latest annual report to shareholders, to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 16th day of September, 1998.

                                     MUTUAL FUND TRUST


                                     By /s/ H. Richard Vartabedian
                                        --------------------------
                                        H. Richard Vartabedian
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             *                         Chairman               September 16, 1998
-------------------------------        and Trustee
     Fergus Reid, III


             *                         Trustee                September 16, 1998
-------------------------------
     William J. Armstrong


             *                         Trustee                September 16, 1998
-------------------------------
     John R.H. Blum


             *                         Trustee                September 16, 1998
-------------------------------
     Joseph J. Harkins

             *
-------------------------------        Trustee                September 16, 1998
     Richard E. Ten Haken


             *                         Trustee                September 16, 1998
-------------------------------
     Stuart W. Cragin, Jr.


             *                         Trustee                September 16, 1998
-------------------------------
     Irving L. Thode


 /s/ H. Richard Vartabedian            President              September 16, 1998
-------------------------------        and Trustee
     H. Richard Vartabedian


             *                         Trustee                September 16, 1998
-------------------------------
     W. Perry Neff


             *                         Trustee                September 16, 1998
-------------------------------
     Roland R. Eppley, Jr.


             *                         Trustee                September 16, 1998
-------------------------------
     W.D. MacCallan

                                       Trustee                September 16, 1998
-------------------------------
     Sarah E. Jones

                                       Trustee                September 16, 1998
-------------------------------
     Leonard M. Spalding


/s/ Martin Dean                        Treasurer and          September 16, 1998
-------------------------------        Principal
    Martin Dean                        Accounting
                                       Officer


/s/ H. Richard Vartabedian             Attorney in Fact       September 16, 1998
-------------------------------
    H. Richard Vartabedian